Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Other expenses (income):
Revenue	$ 2,696,000	$ 3,379,000	$ 12,161,419	$ 4,527,879
Cost of revenue	521,000	606,000	2,188,583	1,422,542
Gross profit	2,175,000	2,773,000	9,972,836	3,105,337
Operating expenses:
General and administrative expenses	7,650,000	7,433,000	27,287,345	16,548,902
Depreciation and amortization expense	305,000	247,000	1,150,471	24,179
Total operating expenses	7,955,000	7,680,000	28,437,816	16,573,081
Operating loss	(5,780,000)	(4,907,000)	(18,464,980)	(13,467,744)
Other expenses (income):
GEM settlement fee expense				200,000
Interest income	(3,000)		(2,955)	(10)
Gain on extinguishment of liabilities		(4,343,000)	(4,488,627)	(680,762)
Gain on release of Vidello revenue holdback			(973,000)
Loss on debt issuance	49,000	274,000	444,000	653,208
Loss on private placement issuance	1,598,000		4,873,509
Loss on issuance of term notes			110,500
Loss on issuance of convertible bridge notes			152,826
Loss on conversion and settlement of Alco promissory notes – related party				4,808,882
Loss on conversion and settlement of CP BF notes – related party				6,529,402
Loss on extinguishment of debt, net	6,000	1,770,000	2,402,732	1,071,563
Change in fair value of bifurcated embedded derivative assets			54,000	(51,000)
Change in fair value of convertible notes	(372,000)	159,000	(1,987,203)	693,000
Change in fair value of term notes			173,055	88,588
Change in fair value of convertible bridge notes			(46,253)	(10,176)
Yorkville prepayment premium expense				80,760
Loss on Yorkville SEPA advances	28,000	385,000	974,079
Vidello earnout expense			485,720
Failed acquisition costs			1,382,002
Goodwill impairment				2,725,460
Other (income) expense, net	550,000	(125,000)	(726,572)	88,329
Total other expenses, net	2,689,000	(1,337,000)	3,966,478	18,045,645
Loss before income taxes	(8,469,000)	(3,570,000)	(22,431,458)	(31,513,389)
Income tax expense	(52,000)	74,000	60,617
Net loss	(8,417,000)	(3,644,000)	(22,492,075)	(31,513,389)
Deemed dividend - Series A and Series B warrant modification (net of tax)				(418,360)
Net loss attributable to common shareholders	$ (8,417,000)	$ (3,644,000)	$ (22,492,075)	$ (31,095,029)
Net loss per share attributable to common shareholders
Basic	$ (11.69)	$ (30.37)	$ (118.91)	$ (1,394.94)
Diluted	$ (11.69)	$ (30.37)	$ (118.91)	$ (1,394.94)
Weighted average common shares outstanding
Basic	720,000	120,000	189,150	22,291
Diluted	720,000	120,000	189,150	22,291
Nonrelated Party [Member]
Other expenses (income):
Interest expense	$ 9,000		$ 1,227,509
Change in fair value of warrant liability			(1,243,528)	(626,000)
Change in fair value of financial instruments	608,000	140,000
Related Party [Member]
Other expenses (income):
Interest expense	194,000	358,000	1,156,984	3,047,101
Change in fair value of warrant liability			$ (2,300)	$ (572,700)
Change in fair value of financial instruments	$ 22,000	$ 45,000